Investment in an Equity Investee (Details) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2020	Sep. 23, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Investment in an Equity Investee (Details) [Line Items]
Investments aggregating value			$ 310,000	$ 210,000
Cash	$ 681,252	$ 400,000
Equity interest rate	51.00%	80.00%
Investments aggregating			320,000
Incurred net loss			$ 160,911	$ 22,245
CYY [Member]
Investment in an Equity Investee (Details) [Line Items]
Cash	$ 376,462
Maximum [Member]
Investment in an Equity Investee (Details) [Line Items]
Unrelated third party invested capital of interest			70.00%
Equity interest percentage		51.00%	51.00%
Minimum [Member]
Investment in an Equity Investee (Details) [Line Items]
Unrelated third party invested capital of interest			30.00%
Equity interest percentage		49.00%	49.00%